Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

Hatteras Alternative Mutual Funds Trust (the “Trust”)

Supplement
December 15, 2015

to the

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund
Hatteras Managed Futures Strategies Fund
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated April 30, 2015, as previously supplemented

Hatteras Alternative Multi-Manager Fund
Summary Prospectus, Prospectus and SAI
dated December 4, 2015

No Load | Class A | Class C | Class H | Institutional Class

(collectively, the “Funds”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

1. Change in Benchmark Indices

Effective December 9, 2015, the Board of Trustees of the Trust approved certain changes in the broad-based unmanaged benchmark indices used for comparison with each Fund’s performance in each Summary Prospectus and Prospectus, as described in the table below.

Hatteras Alpha Hedged Strategies Fund
	Old	New
Primary Benchmark	HFRI Fund of Funds Composite Index	BofA ML 3-Month US Treasury Bill
Secondary Benchmark	S&P 500 Index (Dividends Reinvested)	HFRX Global Hedge Fund Index
Tertiary Benchmark	Barclays Aggregate Bond Index	n/a

Hatteras Long/Short Equity Fund
	Old	New
Primary Benchmark	HFRX Equity Hedge Index	HFRX Equity Hedge Index
Secondary Benchmark	S&P 500 Index (Dividends Reinvested)	S&P 500 Total Return Index

Hatteras Long/Short Debt Fund
	Old	New
Primary Benchmark	HFRX Relative Value: Fixed Income -Corporate Index	BofA ML 3-Month US Treasury Bill
Secondary Benchmark	n/a	HFRX Relative Value: Fixed Income -Corporate Index

Hatteras Managed Futures Strategies Fund
	Old	New
Primary Benchmark	HFRX Macro: Systematic Diversified CTA Index	BofA ML 3-Month US Treasury Bill
Secondary Benchmark	Barclays Aggregate Bond Index	HFRX Macro: Systematic Diversified CTA Index

Hatteras Alternative Multi-Manager Fund
	Old	New
Primary Benchmark	HFRI Fund of Funds Composite Index	BofA ML 3-Month US Treasury Bill
Secondary Benchmark	S&P 500 Index (Dividends Reinvested)	HFRX Global Hedge Fund Index
Tertiary Benchmark	Barclays Aggregate Bond Index	n/a

Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

2. Changes in Fund Investment Objectives

On December 9, 2015, the Board approved a new investment objective for each of the Funds, as described in the table below.  The new investment objective for each Fund will go into effect on February 13, 2016, 60 days following this notice to shareholders.

Hatteras Alpha Hedged Strategies Fund
Current Investment Objective	New Investment Objective
The Hatteras Alpha Hedged Strategies Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.
The Hatteras Alpha Hedged Strategies Fund seeks long term capital appreciation.

Hatteras Long/Short Equity Fund
Current Investment Objective	New Investment Objective
The Hatteras Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.
The Hatteras Long/Short Equity Fund seeks long term capital appreciation.

Hatteras Long/Short Debt Fund
Current Investment Objective	New Investment Objective
The Hatteras Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.	The Hatteras Long/Short Debt Fund seeks long term capital appreciation.

Hatteras Managed Futures Strategies Fund
Current Investment Objective	New Investment Objective
The Hatteras Managed Futures Strategies Fund seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.
The Hatteras Managed Futures Strategies Fund seeks long term capital appreciation.

Hatteras Alternative Multi-Manager Fund
Current Investment Objective	New Investment Objective
The Hatteras Alternative Multi-Manager Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.
The Hatteras Alternative Multi-Manager Fund seeks long term capital appreciation.

3. On December 10, 2015, Raleigh Acquisition, LLC (the “Purchaser”), a newly formed Delaware limited liability company managed by the same persons who currently manage Hatteras Funds, LLC (“Hatteras”), entered into a membership interest purchase agreement (the “Purchase Agreement”) with RCS Capital Corporation (“RCS”) and RCS Capital Holdings, LLC, a direct wholly-owned subsidiary of RCS (“RCS Holdings” and together with RCS, the “Seller”) and Hatteras, a wholly-owned subsidiary of the Seller.  Pursuant to the terms of the Purchase Agreement, Purchaser will purchase from Seller and Seller will sell to Purchaser, 100% of the limited liability company interests of Hatteras, and Purchaser will assume certain liabilities of Hatteras (the “Purchase”).

The Purchase Agreement is subject to various conditions.  When consummated, the Purchase will result in a change in control of Hatteras and, therefore, constitute an “assignment” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) of the existing investment advisory agreement between Hatteras and the Funds.  An investment advisory agreement automatically terminates upon its assignment pursuant to certain provisions of the 1940 Act.  Consequently, a special meeting of the shareholders of the Funds will be held to vote on a new investment advisory agreement.  Additional details will be contained in a proxy statement to be mailed to each of the Fund’s shareholders in advance of the Funds’ special meeting.  The Purchase is expected to be consummated in the first quarter of 2016.

4. Effective December 9, 2015, Peter M. Budko no longer serves as a Trustee of the Trust. All references to Mr. Budko in each SAI should be disregarded in their entirety.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.